GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

January 26, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

        RE:        ZBB Energy Corporation

Ladies and Gentlemen:

        Transmitted herewith via EDGAR on behalf of ZBB Energy Corporation (the “Company”), please find the Company’s Registration Statement on Form S-3.  The Registration Statement relates to the Company’s offering of an indeterminate number of shares of the Company’s common stock, with an aggregate initial offering price of up to $10,000,000.  The $393.00 filing fee will be deducted from the Company’s current balance of $603.40 relating to fees previously remitted to the Commission.  If you have any questions regarding this filing, please call me or Michael J. Conmey at the number indicated above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kathy A. Hayes

Kathy A. Hayes
Paralegal

cc:	Scott W. Scampini
Michael J. Conmey

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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